Goodwill and Other Identifiable Intangible Assets (Q3)	9 Months Ended
Jun. 30, 2020
Goodwill and Other Identifiable Intangible Assets [Abstract]
Goodwill and Other Identifiable Intangible Assets
6.	Goodwill and Other Identifiable Intangible Assets

The Company reviews goodwill for impairment annually in the fiscal fourth quarter, or more often if events or circumstances indicate that impairment may have occurred. In evaluating goodwill for impairment, if the fair value of a reporting unit is less than its carrying value, the difference would represent the amount of required goodwill impairment. To the extent the reporting unit’s earnings decline significantly or there are changes in one or more of these inputs that would result in a lower valuation, it could cause the carrying value of the reporting unit to exceed its fair value and thus require the Company to record goodwill impairment. As of June 30, 2020, and based upon our most recent quantitative assessment on March 31, 2020, we determined that it is not “more likely than not” that the fair value of our reporting unit is less than its carrying value. As a result, we were not required to perform a quantitative goodwill impairment test.

We performed a qualitative assessment as of September 30, 2019, and we determined that it was not “more likely than not” that the fair value of our reporting unit was less than its carrying amount.

Identifiable intangible assets consist of trade names related to the acquisitions the Company has completed. The Company has determined that trade names have an indefinite life, as there is no economic, contractual or other factors that limit their useful lives and they are expected to generate value as long as the trade name is utilized by the dealer group, and therefore, are not subject to amortization. Financial statement risk exists to the extent identifiable intangibles become impaired due to the decrease in the fair value of the identifiable assets. As of June 30, 2020, and based upon our most recent quantitative assessments on March 31, 2020, we determined that it is not “more likely than not” that the fair values of our identifiable intangible assets are less than their carrying values. As a result, we were not required to perform quantitative identifiable intangible asset impairment tests.

We performed a qualitative assessment as of September 30, 2019, and we determined that it was not “more likely than not” that the fair values of our identifiable intangible assets were less than their carrying amounts.